Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 039	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Abstract]
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	$ 445
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	$ 445